TRADE AND OTHER RECEIVABLES - Movement in the allowance for impairment in respect of trade and other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	R (2.6)	R (4.9)
Credit loss allowance/impairments recognised included in operating costs	(0.2)	(0.2)
Credit loss allowance/impairments reversed included in operating costs	1.3	0.4
Credit loss allowance written off against related receivable	0.3	2.1
Closing balance	R (1.2)	R (2.6)